Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Interest Rate (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents		€ (7,657)	€ (7,441)	€ (8,710)	[1]	€ (12,736)
Net debt	[2]	11,008	€ 8,772	€ 7,793
Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 18,704
Debt, percent		100.00%
Net debt		€ 11,047
Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 15,668
Debt, percent		84.00%
Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 3,036
Debt, percent		16.00%
Cash and cash equivalents		€ (7,657)
Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		18,716
Debt, percent			100.00%	100.00%
Cash and cash equivalents		(7,694)	€ (7,365)	€ (8,738)
Net debt		11,022	€ 8,806	€ 7,835
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 15,884
Debt, percent		85.00%	69.00%	69.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 2,832
Debt, percent		15.00%	31.00%	31.00%
Year 1 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 4,344
Net debt		(3,313)
Year 1 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,010
Year 1 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,334
Cash and cash equivalents		(7,657)
Year 1 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,370
Net debt		(3,324)
Year 1 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,036
Year 1 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,334
Cash and cash equivalents		(7,694)
Year 2 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,821
Net debt		2,821
Year 2 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,545
Year 2 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,276
Cash and cash equivalents
Year 2 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,848
Net debt		2,848
Year 2 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,848
Year 2 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		0
Cash and cash equivalents		0
Year 3 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,318
Net debt		2,318
Year 3 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,892
Year 3 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		426
Cash and cash equivalents
Year 3 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,315
Net debt		2,315
Year 3 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,466
Year 3 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		849
Cash and cash equivalents		0
Year 4 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,050
Net debt		2,050
Year 4 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,050
Year 4 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt
Cash and cash equivalents
Year 4 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,031
Net debt		2,031
Year 4 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,382
Year 4 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		649
Cash and cash equivalents		0
Year 5 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,000
Net debt		3,000
Year 5 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,000
Year 5 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt
Cash and cash equivalents
Year 5 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,000
Net debt		3,000
Year 5 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,000
Year 5 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		0
Cash and cash equivalents		0
Year 5 and later | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,171
Net debt		4,171
Year 5 and later | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,171
Year 5 and later | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt
Cash and cash equivalents
Year 5 and later | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,152
Net debt		4,152
Year 5 and later | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,152
Year 5 and later | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		0
Cash and cash equivalents		0
Euro | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		11,410
Euro | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		13,088
Euro | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,043
Cash and cash equivalents		(2,721)
Euro | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		4,586	€ 7,285	€ 6,852
Euro | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,942
Euro | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		192
Cash and cash equivalents		(548)
US dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		(270)
US dollar | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,554
US dollar | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,730
Cash and cash equivalents		(4,554)
US dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		7,262	€ 2,502	€ 1,169
US dollar | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		9,248
US dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,378
Cash and cash equivalents		(4,364)
Pound sterling | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		(2)
Pound sterling | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		958
Pound sterling | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents		€ (924)

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,739 million as of December 31, 2025, €1,906 million as of December 31, 2024, and €2,030 million as of December 31, 2023 (see the maturity analysis at Note D.17.2.)